Revenue	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship (or STS) support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as management services to third-party owners of vessels. Prior to April 30, 2020, the Company managed liquefied natural gas (or LNG) terminals and procured LNG-related goods for terminal owners and other customers. For descriptions of these types of contracts, see Item 18 - Financial Statements: Note 3 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. On April 30, 2020, the Company completed the sale of the non-US portion of its STS support services business, as well as its LNG terminal management business (see note 15).
The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2021 and June 30, 2020. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the STS support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing STS transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended June 31,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage charter revenues
Suezmax	61,794	93,985	117,737	251,705
Aframax	23,544	59,369	50,613	131,833
LR2	16,518	27,873	33,667	76,659
Full service lightering	12,142	26,699	24,182	65,207
Total	113,998	207,926	226,199	525,404

Time-charter revenues
Suezmax	955	31,000	20,390	46,567
Aframax	5,292	2,158	11,532	2,158
LR2	818	1,828	3,428	1,828
Total	7,065	34,986	35,350	50,553

Other revenues
Ship-to-ship support services	1,131	1,123	2,101	7,842
Vessel management	1,226	1,848	2,519	4,201
LNG terminal management, consultancy, procurement and other	—	609	—	392
Total	2,357	3,580	4,620	12,435

Total revenues	123,420	246,492	266,169	588,392

Charters-out
As at June 30, 2021, three (December 31, 2020 - nine) of the Company’s vessels operated under fixed-rate time charter contracts, one of which is scheduled to expire in 2021 and two of which are scheduled to expire in 2022. As at June 30, 2021, the minimum scheduled future revenues to be received by the Company under these time charters were approximately $10.7 million (remainder of 2021) and $5.2 million (2022) (December 31, 2020 - $45.3 million (2021) and $5.2 million (2022)). The hire payments should not be construed to reflect a forecast of total charter hire revenue for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after June 30, 2021, from unexercised option periods of contracts that existed on June 30, 2021 or from variable consideration, if any, under contracts. In addition, future hire payments presented above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.

Contract Liabilities
As at June 30, 2021, the Company had nil (December 31, 2020 - $4.2 million) of advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in subsequent periods and which are included in other current liabilities on the Company's unaudited consolidated balance sheets.